CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Total net income (loss)	$ 2,914	$ 2,487
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	911	(737)
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	(313)	247
Reclassifications to net income (loss)	(89)	(112)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(10)	3
Reclassifications to net income (loss)	0	(8)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	7	(31)
Total items that may be reclassified subsequently to income	506	(638)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	84	(69)
Revaluation surplus on transfer to investment properties (Note 5.A)	0	139
Total items that will not be reclassified subsequently to income	84	70
Total other comprehensive income (loss)	590	(568)
Total comprehensive income (loss)	3,504	1,919
Less: Participating policyholders' comprehensive income (loss) (Note 21)	303	238
Shareholders' comprehensive income (loss)	3,201	1,681
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains / losses	(56)	0
Unrealized gains / losses on available-for-sale assets	58	(92)
Reclassifications to net income for available-for-sale assets	31	39
Unrealized gains / losses on cash flow hedges	4	(1)
Reclassifications to net income for cash flow hedges	0	3
Total items that may be reclassified subsequently to income	37	(51)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(17)	22
Revaluation surplus on transfer to investment properties (Note 5.A)	0	(33)
Total items that will not be reclassified subsequently to income	(17)	(11)
Total income tax benefit (expense) included in other comprehensive income (loss)	$ 20	$ (62)